Taxes On Income (Schedule Of Deferred Taxes As Reflected In The Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Current deferred income tax assets (Note 4)	$ 31,801	$ 35,263
Current deferred income tax liabilities (Note 13)	479
Non-current deferred income tax assets	31,465	36,130
Non-current deferred income tax liabilities	$ 30,639	$ 31,991